Deferred Costs and Deferred Revenues	12 Months Ended
Dec. 31, 2025
Deferred Costs and Deferred Revenues [Abstract]
DEFERRED COSTS AND DEFERRED REVENUES

NOTE 4 — DEFERRED COSTS AND DEFERRED REVENUES

	December 31
	2025	2024
Deferred contract costs	—	57,392
Deferred revenues	133,436	142,340

Total Change in deferred contract costs

	December 31
	2025	2024
Balance at the beginning of the year	57,392	68,427
Contract costs recognized during the period	(57,392)	(68,427)
Contract costs relating to new sales	—	57,392
Balance at the end of the year	—	57,392

Total Change in deferred revenues

	December 31
	2025	2024
Balance at the beginning of the year	142,340	201,762
Deferred revenue relating to new sales	17,746	104,450
Revenue recognized during the year	(26,650)	(163,872)
Balance at the end of the year	133,436	142,340

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be recognized as revenue in future periods. As of December 31, 2025, the total RPO amounted to $550,254, which the Company expects to recognize in the future.